March 2, 2011

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:           Delaware Investments National Municipal Income Fund
Registration Statement on Form N-14 under the Securities Act of 1933
Investment Company Act No. 811-07410

Ladies and Gentlemen:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended, is a registration statement on Form N-14 (the "Registration Statement") of Delaware Investments National Municipal Income Fund (the “Acquiring Fund”).   The Registration Statement is being filed to register Common Stock of the Acquiring Fund (“Acquiring Fund Shares”) that will be issued to the shareholders of Delaware Investments Arizona Municipal Income Fund, Inc. (the "Target Fund"), in connection with the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for Acquiring Fund Shares, all pursuant to an Agreement and Plan of Acquisition that will be voted on by shareholders of the Target Fund and the Acquiring Fund at a joint special meeting of shareholders that is currently scheduled to be held on May 23, 2011.

The Acquiring Fund has calculated a filing fee on the N-14 cover page and has previously wired $4,498.00 to the U.S. Securities and Exchange Commission.

Questions related to this filing should be directed to Samuel K. Goldstein, Esq. at (215) 564-8128, or Michael D. Mabry, Esq. at (215) 564-8011.

Very truly yours,

/s/ Samuel K. Goldstein
Samuel K. Goldstein

Enclosures